PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

January 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

CIK 0000909466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Fund”) that the Prospectus relating to the Class A, Class C, Class Y, Class R5 and Class R6 shares, as applicable, of Invesco Oppenheimer Intermediate Term Municipal Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 83 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 83 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on January 27, 2020.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (212) 323-5905 or (carolyn.liu-hartman@invesco.com).

Very truly yours,

/s/ Carolyn Liu-Hartman

Carolyn Liu-Hartman
Senior Counsel